Investment Income - Schedule of Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investment Income [abstract]
Dividends received	$ 0.4	$ 0.0	$ 0.4
Interest received - environmental trust funds	0.7	0.7	0.6
Interest received - cash balances	7.6	6.6	6.8
Total investment income	$ 8.7	$ 7.3	$ 7.8